NON-CURRENT ASSETS HELD FOR SALE - Associated Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-current assets held for sale [Line Items]
Liabilities included in disposal groups classified as held for sale	$ 15,876	$ 18,382
Commercial Accounts Payable
Disclosure of non-current assets held for sale [Line Items]
Liabilities included in disposal groups classified as held for sale	$ 15,876	$ 18,382